CONDENSED CONSOLIDATING FINANCIAL STATEMENTS CONDENSED CONSOLIDATING FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

Citigroup expects to amend its Registration Statement on Form S-3 with the SEC (File No. 33-192302) to add its wholly owned subsidiary, Citigroup Global Markets Holdings Inc. (CGMHI), as a co-registrant. Any securities issued by CGMHI under the Form S-3 will be fully and unconditionally guaranteed by Citigroup.
The following are the Condensed Consolidating Statements of Income and Comprehensive Income for the years ended December 31, 2015, 2014 and 2013, Condensed Consolidating Balance Sheet as of December 31, 2015 and 2014 and Condensed Consolidating Statement of Cash Flows for the years ended December 31, 2015, 2014 and 2013 for Citigroup Inc., the parent holding company (Citigroup parent company), CGMHI, other Citigroup subsidiaries and eliminations and total consolidating adjustments. “Other Citigroup subsidiaries and eliminations” includes all other subsidiaries of Citigroup, intercompany eliminations and income (loss) from discontinued operations. “Consolidating adjustments” includes Citigroup parent company elimination of distributed and undistributed income of subsidiaries and investment in subsidiaries.
These Condensed Consolidating Financial Statements have been prepared and presented in accordance with SEC Regulation S-X Rule 3-10, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.”
These Condensed Consolidating Financial Statements schedules are presented for purposes of additional analysis, but should be considered in relation to the Consolidated Financial Statements of Citigroup taken as a whole.

Condensed Consolidating Statements of Income and Comprehensive Income

	Year ended December 31, 2015
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Revenues
Dividends from subsidiaries	$13,500	$—	$—	$(13,500)	$—
Interest revenue	9	4,389	54,153	—	58,551
Interest revenue—intercompany	2,880	272	(3,152)	—	—
Interest expense	4,563	997	6,361	—	11,921
Interest expense—intercompany	(475)	1,295	(820)	—	—
Net interest revenue	$(1,199)	$2,369	$45,460	$—	$46,630
Commissions and fees	$—	$4,854	$6,994	$—	$11,848
Commissions and fees—intercompany	—	214	(214)	—	—
Principal transactions	1,012	10,365	(5,369)	—	6,008
Principal transactions—intercompany	(1,733)	(8,709)	10,442	—	—
Other income	3,294	426	8,148	—	11,868
Other income—intercompany	(3,054)	1,079	1,975	—	—
Total non-interest revenues	$(481)	$8,229	$21,976	$—	$29,724
Total revenues, net of interest expense	$11,820	$10,598	$67,436	$(13,500)	$76,354
Provisions for credit losses and for benefits and claims	$—	$—	$7,913	$—	$7,913
Operating expenses
Compensation and benefits	$(58)	$5,003	$16,824	$—	$21,769
Compensation and benefits—intercompany	59	—	(59)	—	—
Other operating	271	1,948	19,627	—	21,846
Other operating—intercompany	247	1,164	(1,411)	—	—
Total operating expenses	$519	$8,115	$34,981	$—	$43,615
Income (loss) before income taxes and equity in undistributed income of subsidiaries	$11,301	$2,483	$24,542	$(13,500)	$24,826
Provision (benefit) for income taxes	(1,340)	537	8,243	—	7,440
Equity in undistributed income of subsidiaries	4,601	—	—	(4,601)	—
Income (loss) from continuing operations	$17,242	$1,946	$16,299	$(18,101)	$17,386
Income (loss) from discontinued operations, net of taxes	—	—	(54)	—	(54)
Net income (loss) before attribution of noncontrolling interests	$17,242	$1,946	$16,245	$(18,101)	$17,332
Net income attributable to noncontrolling interests	—	9	81	—	90
Net income (loss) after attribution of noncontrolling interests	$17,242	$1,937	$16,164	$(18,101)	$17,242
Comprehensive income
Other comprehensive income (loss)	$(6,128)	$(125)	$(6,367)	$6,492	$(6,128)
Comprehensive income	$11,114	$1,812	$9,797	$(11,609)	$11,114

Condensed Consolidating Statements of Income and Comprehensive Income

	Year ended December 31, 2014
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Revenues
Dividends from subsidiaries	$8,900	$—	$—	$(8,900)	$—
Interest revenue	12	4,210	57,461	—	61,683
Interest revenue—intercompany	3,109	144	(3,253)	—	—
Interest expense	5,055	1,010	7,625	—	13,690
Interest expense—intercompany	(618)	1,258	(640)	—	—
Net interest revenue	$(1,316)	$2,086	$47,223	$—	$47,993
Commissions and fees	$—	$5,185	$7,847	$—	$13,032
Commissions and fees—intercompany	—	95	(95)	—	—
Principal transactions	13	(1,115)	7,800	—	6,698
Principal transactions—intercompany	(672)	3,822	(3,150)	—	—
Other income	1,037	425	8,034	—	9,496
Other income—intercompany	(131)	1,206	(1,075)	—	—
Total non-interest revenues	$247	$9,618	$19,361	$—	$29,226
Total revenues, net of interest expense	$7,831	$11,704	$66,584	$(8,900)	$77,219
Provisions for credit losses and for benefits and claims	$—	$—	$7,467	$—	$7,467
Operating expenses
Compensation and benefits	$158	$5,156	$18,645	$—	$23,959
Compensation and benefits—intercompany	38	—	(38)	—	—
Other operating	1,572	6,082	23,438	—	31,092
Other operating—intercompany	212	1,651	(1,863)	—	—
Total operating expenses	$1,980	$12,889	$40,182	$—	$55,051
Income (loss) before income taxes and equity in undistributed income of subsidiaries	$5,851	$(1,185)	$18,935	$(8,900)	$14,701
Provision (benefit) for income taxes	(643)	600	7,240	—	7,197
Equity in undistributed income of subsidiaries	816	—		(816)	—
Income (loss) from continuing operations	$7,310	$(1,785)	$11,695	$(9,716)	$7,504
Income (loss) from discontinued operations, net of taxes	—	—	(2)	—	(2)
Net income (loss) before attribution of noncontrolling interests	$7,310	$(1,785)	$11,693	$(9,716)	$7,502
Net income attributable to noncontrolling interests	—	8	184	—	192
Net income (loss) after attribution of noncontrolling interests	$7,310	$(1,793)	$11,509	$(9,716)	$7,310
Comprehensive income
Other comprehensive income (loss)	$(4,083)	$194	$(4,760)	$4,566	$(4,083)
Comprehensive income	$3,227	$(1,599)	$6,749	$(5,150)	$3,227

Condensed Consolidating Statements of Income and Comprehensive Income

	Year ended December 31, 2013
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Revenues
Dividends from subsidiaries	$13,044	$—	$—	$(13,044)	$—
Interest revenue	14	4,475	58,481	—	62,970
Interest revenue—intercompany	3,220	159	(3,379)	—	—
Interest expense	5,995	1,067	9,115	—	16,177
Interest expense—intercompany	(436)	1,425	(989)	—	—
Net interest revenue	$(2,325)	$2,142	$46,976	$—	$46,793
Commissions and fees	$—	$4,871	$8,070	$—	$12,941
Commissions and fees—intercompany	—	27	(27)	—	—
Principal transactions	(257)	389	7,170	—	7,302
Principal transactions—intercompany	(387)	1,491	(1,104)	—	—
Other income	3,770	571	5,347	—	9,688
Other income—intercompany	(2,987)	928	2,059	—	—
Total non-interest revenues	$139	$8,277	$21,515	$—	$29,931
Total revenues, net of interest expense	$10,858	$10,419	$68,491	$(13,044)	$76,724
Provisions for credit losses and for benefits and claims	$—	$18	$8,496	$—	$8,514
Operating expenses
Compensation and benefits	$136	$5,169	$18,662	$—	$23,967
Compensation and benefits—intercompany	52	—	(52)	—	—
Other operating	474	3,461	20,506	—	24,441
Other operating—intercompany	189	2,856	(3,045)	—	—
Total operating expenses	$851	$11,486	$36,071	$—	$48,408
Income (loss) before income taxes and equity in undistributed income of subsidiaries	$10,007	$(1,085)	$23,924	$(13,044)	$19,802
Provision (benefit) for income taxes	(1,638)	(249)	8,073	—	6,186
Equity in undistributed income of subsidiaries	2,014	—	—	(2,014)	—
Income (loss) from continuing operations	$13,659	$(836)	$15,851	$(15,058)	$13,616
Income (loss) from discontinued operations, net of taxes	—	—	270	—	270
Net income (loss) before attribution of noncontrolling interests	$13,659	$(836)	$16,121	$(15,058)	$13,886
Net income attributable to noncontrolling interests	—	25	202	—	227
Net income (loss) after attribution of noncontrolling interests	$13,659	$(861)	$15,919	$(15,058)	$13,659
Comprehensive income
Other comprehensive income (loss)	$(2,237)	$(139)	$(3,138)	$3,277	$(2,237)
Comprehensive income	$11,422	$(1,000)	$12,781	$(11,781)	$11,422

Condensed Consolidating Balance Sheet

	December 31, 2015
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Assets
Cash and due from banks	$—	$592	$20,308	$—	$20,900
Cash and due from banks—intercompany	124	1,403	(1,527)	—	—
Federal funds sold and resale agreements	—	178,178	41,497	—	219,675
Federal funds sold and resale agreements—intercompany	—	15,035	(15,035)	—	—
Trading account assets	(8)	124,731	125,233	—	249,956
Trading account assets—intercompany	1,032	1,765	(2,797)	—	—
Investments	484	402	342,069	—	342,955
Loans, net of unearned income	—	1,068	616,549	—	617,617
Loans, net of unearned income—intercompany	—	—	—	—	—
Allowance for loan losses	—	(3)	(12,623)	—	(12,626)
Total loans, net	$—	$1,065	$603,926	$—	$604,991
Advances to subsidiaries	$104,405	$—	$(104,405)	$—	$—
Investments in subsidiaries	221,362	—	—	(221,362)	—
Other assets (1)	25,819	36,860	230,054	—	292,733
Other assets—intercompany	58,207	30,737	(88,944)	—	—
Total assets	$411,425	$390,768	$1,150,379	$(221,362)	$1,731,210
Liabilities and equity
Deposits	$—	$—	$907,887	$—	$907,887
Deposits—intercompany	—	—	—	—	—
Federal funds purchased and securities loaned or sold	—	122,459	24,037	—	146,496
Federal funds purchased and securities loaned or sold—intercompany	185	22,042	(22,227)	—	—
Trading account liabilities	—	62,386	55,126	—	117,512
Trading account liabilities—intercompany	1,036	2,045	(3,081)	—	—
Short-term borrowings	146	188	20,745	—	21,079
Short-term borrowings—intercompany	—	34,916	(34,916)	—	—
Long-term debt	141,914	2,530	56,831	—	201,275
Long-term debt—intercompany	—	51,171	(51,171)	—	—
Advances from subsidiaries	36,453	—	(36,453)	—	—
Other liabilities	3,560	55,482	54,827	—	113,869
Other liabilities—intercompany	6,274	10,967	(17,241)	—	—
Stockholders’ equity	221,857	26,582	196,015	(221,362)	223,092
Total liabilities and equity	$411,425	$390,768	$1,150,379	$(221,362)	$1,731,210

(1)	Other assets for Citigroup parent company at December 31, 2015 included $21.8 billion of placements to Citibank and its branches, of which $13.9 billion had a remaining term of less than 30 days.

Condensed Consolidating Balance Sheet

	December 31, 2014
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Assets
Cash and due from banks	$—	$239	$31,869	$—	$32,108
Cash and due from banks—intercompany	125	1,512	(1,637)	—	—
Federal funds sold and resale agreements	—	194,649	47,921	—	242,570
Federal funds sold and resale agreements—intercompany	—	6,601	(6,601)	—	—
Trading account assets	(103)	141,608	155,281	—	296,786
Trading account assets—intercompany	707	4,956	(5,663)	—	—
Investments	830	483	332,130	—	333,443
Loans, net of unearned income	—	1,495	643,140	—	644,635
Loans, net of unearned income—intercompany	—	—	—	—	—
Allowance for loan losses	—	(45)	(15,949)	—	(15,994)
Total loans, net	$—	$1,450	$627,191	$—	$628,641
Advances to subsidiaries	$77,951	$—	$(77,951)	$—	$—
Investments in subsidiaries	211,004	—	—	(211,004)	—
Other assets(1)	26,734	38,654	243,245	—	308,633
Other assets—intercompany	84,174	22,081	(106,255)	—	—
Total assets	$401,422	$412,233	$1,239,530	$(211,004)	$1,842,181
Liabilities and equity					—
Deposits	$—	$—	$899,332	$—	$899,332
Deposits—intercompany	—	—	—	—	—
Federal funds purchased and securities loaned or sold	—	149,773	23,665	—	173,438
Federal funds purchased and securities loaned or sold—intercompany	185	22,170	(22,355)	—	—
Trading account liabilities	3	76,965	62,068	—	139,036
Trading account liabilities—intercompany	759	4,853	(5,612)	—	—
Short-term borrowings	1,075	2,042	55,218	—	58,335
Short-term borrowings—intercompany	—	30,862	(30,862)	—	—
Long-term debt	149,512	3,062	70,506	—	223,080
Long-term debt—intercompany	—	39,145	(39,145)	—	—
Advances from subsidiaries	27,430	—	(27,430)	—	—
Other liabilities	5,056	49,968	82,240	—	137,264
Other liabilities—intercompany	7,217	8,385	(15,602)	—	—
Stockholders’ equity	210,185	25,008	187,507	(211,004)	211,696
Total liabilities and equity	$401,422	$412,233	$1,239,530	$(211,004)	$1,842,181

(1)	Other assets for Citigroup parent company at December 31, 2014 included $42.7 billion of placements to Citibank and its branches, of which $33.9 billion had a remaining term of less than 30 days.

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2015
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Net cash provided by (used in) operating activities of continuing operations	$27,825	$12,336	$(424)	$—	$39,737
Cash flows from investing activities of continuing operations
Purchases of investments	$—	$(4)	$(242,358)	$—	$(242,362)
Proceeds from sales of investments	—	53	141,417	—	141,470
Proceeds from maturities of investments	237	—	81,810	—	82,047
Change in deposits with banks	—	(8,414)	23,902	—	15,488
Change in loans	—	—	1,353	—	1,353
Proceeds from sales and securitizations of loans	—	—	9,610	—	9,610
Proceeds from significant disposals	—	—	5,932	—	5,932
Payments due to transfers of net liabilities associated with significant disposals	—	—	(18,929)	—	(18,929)
Change in federal funds sold and resales	—	8,037	14,858	—	22,895
Changes in investments and advances—intercompany	(35,548)	1,044	34,504	—	—
Other investing activities	3	(101)	(2,523)	—	(2,621)
Net cash provided by (used in) investing activities of continuing operations	$(35,308)	$615	$49,576	$—	$14,883
Cash flows from financing activities of continuing operations
Dividends paid	$(1,253)	$—	$—	$—	$(1,253)
Issuance of preferred stock	6,227	—	—	—	6,227
Treasury stock acquired	(5,452)	—	—	—	(5,452)
Proceeds (repayments) from issuance of long-term debt, net	127	(139)	(8,212)	—	(8,224)
Proceeds (repayments) from issuance of long-term debt—intercompany, net	—	12,557	(12,557)	—	—
Change in deposits	—	—	8,555	—	8,555
Change in federal funds purchased and repos	—	(27,442)	500	—	(26,942)
Change in short-term borrowings	(845)	(1,737)	(34,674)	—	(37,256)
Net change in short-term borrowings and other advances—intercompany	9,106	4,054	(13,160)	—	—
Other financing activities	(428)	—	—	—	(428)
Net cash provided by (used in) financing activities of continuing operations	$7,482	$(12,707)	$(59,548)	$—	$(64,773)
Effect of exchange rate changes on cash and due from banks	$—	$—	$(1,055)	$—	$(1,055)
Change in cash and due from banks	$(1)	$244	$(11,451)	$—	$(11,208)
Cash and due from banks at beginning of period	125	1,751	30,232	—	32,108
Cash and due from banks at end of period	$124	$1,995	$18,781	$—	$20,900
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes	$111	$175	$4,692	$—	$4,978
Cash paid during the year for interest	4,916	2,346	4,769	—	12,031

Non-cash investing activities
Decrease in net loans associated with significant disposals reclassified to HFS	$—	$—	$(9,063)	$—	$(9,063)
Decrease in investments associated with significant disposals reclassified to HFS	—	—	(1,402)	—	(1,402)
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS	—	—	(223)	—	(223)
Decrease in deposits with banks with significant disposals reclassified to HFS	—	—	(404)	—	(404)
Transfers to loans HFS from loans	—	—	28,600	—	28,600
Transfers to OREO and other repossessed assets	—	—	276	—	276
Non-cash financing activities
Decrease in long-term debt associated with significant disposals reclassified to HFS	$—	$—	$(4,673)	$—	$(4,673)

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2014
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Net cash provided by (used in) operating activities of continuing operations	$5,940	$(10,915)	$51,318	$—	$46,343
Cash flows from investing activities of continuing operations
Purchases of investments	$—	$(188)	$(258,804)	$—	$(258,992)
Proceeds from sales of investments	41	42	135,741	—	135,824
Proceeds from maturities of investments	155	—	93,962	—	94,117
Change in deposits with banks	—	4,183	36,733	—	40,916
Change in loans	—	—	1,170	—	1,170
Proceeds from sales and securitizations of loans	—	—	4,752	—	4,752
Proceeds from significant disposals	—	—	346	—	346
Payments due to transfers of net liabilities associated with significant disposals	—	—	(1,255)	—	(1,255)
Change in federal funds sold and resales	—	8,832	5,635	—	14,467
Changes in investments and advances—intercompany	(7,986)	3,549	4,437	—	—
Other investing activities	5	(72)	(2,696)	—	(2,763)
Net cash provided by (used in) investing activities of continuing operations	$(7,785)	$16,346	$20,021	$—	$28,582
Cash flows from financing activities of continuing operations
Dividends paid	$(633)	$—	$—	$—	$(633)
Issuance of preferred stock	3,699	—	—	—	3,699
Treasury stock acquired	(1,232)	—	—	—	(1,232)
Proceeds (repayments) from issuance of long-term debt, net	(3,636)	(634)	12,183	—	7,913
Proceeds (repayments) from issuance of long-term debt—intercompany, net	—	1,131	(1,131)	—	—
Change in deposits	—	—	(48,336)	—	(48,336)
Change in federal funds purchased and repos	—	(15,268)	(14,806)	—	(30,074)
Change in short-term borrowings	749	143	(1,991)	—	(1,099)
Net change in short-term borrowings and other advances—intercompany	3,297	1,212	(4,509)	—	—
Capital contributions from parent	—	8,500	(8,500)	—	—
Other financing activities	(507)	—	(1)	—	(508)
Net cash provided by (used in) financing activities of continuing operations	$1,737	$(4,916)	$(67,091)	$—	$(70,270)
Effect of exchange rate changes on cash and due from banks	$—	$—	$(2,432)	$—	$(2,432)
Change in cash and due from banks	$(108)	$515	$1,816	$—	$2,223
Cash and due from banks at beginning of period	233	1,236	28,416	—	29,885
Cash and due from banks at end of period	$125	$1,751	$30,232	$—	$32,108
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes	$235	$353	$4,044	$—	$4,632
Cash paid during the year for interest	5,632	2,298	6,071	—	14,001
Non-cash investing activities
Change in loans due to consolidation/deconsolidation of VIEs	$—	$—	$(374)	$—	$(374)
Transfers to loans held-for-sale from loans	—	—	15,100	—	15,100
Transfers to OREO and other repossessed assets	—	—	321	—	321
Non-cash financing activities
Decrease in deposits associated with reclassifications to HFS	$—	$—	$(20,605)	$—	$(20,605)
Increase in short-term borrowings due to consolidation of VIEs	—	—	500	—	500
Decrease in long-term debt due to deconsolidation of VIEs	—	—	(864)	—	(864)

Condensed Consolidating Statements of Cash Flows

	Year ended December 31, 2013
In millions of dollars	Citigroup parent company	CGMHI	Other Citigroup subsidiaries and eliminations	Consolidating adjustments	Citigroup consolidated
Net cash provided by (used in) operating activities of continuing operations	$(7,881)	$(5,692)	$76,817	$—	$63,244
Cash flows from investing activities of continuing operations
Purchases of investments	$—	$(34)	$(220,789)	$—	$(220,823)
Proceeds from sales of investments	385	—	130,715	—	131,100
Proceeds from maturities of investments	233	—	84,598	—	84,831
Change in deposits with banks	—	6,242	(73,113)	—	(66,871)
Change in loans	—	—	(30,198)	—	(30,198)
Proceeds from sales and securitizations of loans	—	—	9,123	—	9,123
Change in federal funds sold and resales	—	(2,838)	7,112	—	4,274
Changes in investments and advances—intercompany	7,226	(2,118)	(5,108)	—	—
Other investing activities	4	(171)	(2,607)	—	(2,774)
Net cash provided by (used in) investing activities of continuing operations	$7,848	$1,081	$(100,267)	$—	$(91,338)
Cash flows from financing activities of continuing operations
Dividends paid	$(314)	$—	$—	$—	$(314)
Issuance of preferred stock	4,192	—	—	—	4,192
Redemption of preferred stock	(94)	—	—	—	(94)
Treasury stock acquired	(837)	—	—	—	(837)
Proceeds (repayments) from issuance of long-term debt, net	(13,426)	53	3,784	—	(9,589)
Proceeds (repayments) from issuance of long-term debt—intercompany, net	—	(202)	202	—	—
Change in deposits	—	—	37,713	—	37,713
Change in federal funds purchased and repos	—	2,768	(10,492)	—	(7,724)
Change in short-term borrowings	(359)	1,130	(572)	—	199
Net change in short-term borrowings and other advances—intercompany	11,402	(13,149)	1,747	—	—
Capital contributions from parent	—	12,330	(12,330)	—	—
Other financing activities	(451)	—	(1)	—	(452)
Net cash provided by (used in) financing activities of continuing operations	$113	$2,930	$20,051	$—	$23,094
Effect of exchange rate changes on cash and due from banks	$—	$—	$(1,558)	$—	$(1,558)
Discontinued operations					—
Net cash used in discontinued operations	$—	$—	$(10)	$—	$(10)
Change in cash and due from banks	$80	$(1,681)	$(4,967)	$—	$(6,568)
Cash and due from banks at beginning of period	153	2,917	33,383	—	36,453
Cash and due from banks at end of period	$233	$1,236	$28,416	$—	$29,885
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes	$(71)	$(20)	$4,586	$—	$4,495
Cash paid during the year for interest	6,514	2,575	6,566	—	15,655
Non-cash investing activities
Change in loans due to consolidation/deconsolidation of VIEs	$—	$—	$6,718	$—	$6,718
Transfers to loans held-for-sale from loans	—	—	17,300	—	17,300
Transfers to OREO and other repossessed assets	—	—	325	—	325
Non-cash financing activities
Increase in short-term borrowings due to consolidation of VIEs	—	—	6,718	—	6,718